J.P. Morgan Seasoned Mortgage Trust 2025-1 ABS 15G

Exhibit 99.29

Seller Loan ID	Client Loan Number	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	301123670	XXXXXX	DTI	39.31%	40.12%	1008 DTI 40.12%. No Discrepancy.
XXXX	303381110	XXXXXX	DTI	44.07%	44.09%
XXXX	303324087	XXXXXX	Note Date	Per Tape	Per Data	Incoming Value: XX/XX/XXXX Audit Value: Audit Value Pulled From Note
XXXX	303179994	XXXXXX	DTI	39.98%	40.03%
XXXX	303179994	XXXXXX	Note Date	Per Tape	Per Data	Incoming Value: XX/XX/XXXX Audit Value: Audit Value Pulled From Note
XXXX	303259538	XXXXXX	DTI	44.85%	44.18%
XXXX	303259538	XXXXXX	FICO	690	689
XXXX	303306854	XXXXXX	DTI	29.78%	38.01%
XXXX	303250829	XXXXXX	DTI	37.46%	37.37%	Incoming Value:37.46 Audit Value: 37.37 DTI difference is within lender tolerance.
XXXX	303121078	XXXXXX	DTI	30.39%	29.18%
XXXX	302784736	XXXXXX	DTI	43.21%	42.87%	Incoming Value:43.21 Audit Value: 42.08 DTI is within tolerance
XXXX	302784736	XXXXXX	Property Type	PUD (Only for use with Single Family Detached Homes with PUD riders)	Single Family Detached (non PUD)	Incoming Value: PUD (Only for use with Single Family Detached Homes with PUD riders) Audit Value: Audit Value Pulled From Appraisal
XXXX	302937187	XXXXXX	DTI	24.32%	24.67%	Incoming Value:24.32 Audit Value: 24.67 DTI based on doscumentation in file
XXXX	302964158	XXXXXX	DTI	41.59%	41.69%	Incoming Value:41.59 Audit Value: 41.69 Lender DTI appears to include an REO property that was sold.
XXXX	302964158	XXXXXX	FICO	741	709	Incoming Value: 741 Audit Value: Audit value based on lender qualifying requirements
XXXX	303450097	XXXXXX	DTI	16.99%	19.29%	Incoming Value:16.99 Audit Value: 19.00 Audit used a lower rental income from other REO properties.
XXXX	302780236	XXXXXX	DTI	22.56%	23.16%
XXXX	301595757	XXXXXX	Original Payment	Per Tape	Per Data	Audit Value is Orig. Payment from Note
XXXX	301595757	XXXXXX	DTI	0.4341	0.4772	Incoming Value: Approval 43.41%; Audit Value: 47.72% reflects updated debts and obligations.
XXXX	303895076	XXXXXX	DTI	48.01%	48.00%	1008 DTI 48.01% Discrepancy within 0.01%. Rounding